Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (10,518)	$ (1,525)	¥ (32,182)	¥ 56,963
Cash flows from investing activities:
Net cash advances from subsidiaries	0	0	0	(40,000)
Net cash provided by investing activities	86,690	12,569	(119,464)	192,619
Cash flows from financing activities:
Proceeds from exercise of options			1	20
Net cash used in financing activities	(57,892)	(8,393)	(132,334)	(286,639)
Effect of exchange rate changes on cash, cash equivalents	13,144	1,905	(13,578)	(21,503)
Net (decrease)/increase in cash, cash equivalents and restricted cash	31,424	4,556	(297,558)	(58,560)
Cash and cash equivalents at beginning of the year	217,901	31,593	377,160	102,755
Cash and cash equivalents at end of the year	249,728	36,207	217,901	377,160
Parent Company
Cash flows from operating activities:
Net cash used in operating activities	(5,404)	(784)	(11,840)	(20,972)
Cash flows from investing activities:
Net cash advances from subsidiaries	2,018	293	14,952	74,238
Purchase of Infrarisk, net of cash acquired				(4,911)
Net cash inflow from disposal of subsidiary	118	17
Net cash provided by investing activities	2,136	310	14,952	69,327
Cash flows from financing activities:
Proceeds from exercise of options			1	20
Net cash used in financing activities			1	20
Effect of exchange rate changes on cash, cash equivalents	3,342	485	(5,325)	(52,516)
Net (decrease)/increase in cash, cash equivalents and restricted cash	74	11	(2,212)	(4,141)
Cash and cash equivalents at beginning of the year	1,255	182	3,467	7,608
Cash and cash equivalents at end of the year	¥ 1,329	$ 193	¥ 1,255	¥ 3,467